Earnings And Dividend Per Share	9 Months Ended
Sep. 30, 2011
Earnings And Dividend Per Share [Abstract]
Earnings And Dividend Per Share

6. Earnings and Dividend Per Share

The following is a reconciliation of the basic and diluted earnings per share computation:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Net income/(loss)	$1,359	$(1,517)	$2,203	$(6,969)

Shares of common stock and common stock equivalents:
Weighted averages shares used in basic computation (in thousands)	114,238	112,424	113,886	111,675
Dilutive effect of stock options and unvested restricted stock (in thousands)	21,837	—	21,729	—

Weighted averages shares used in dilutive computation (in thousands)	136,075	112,424	135,615	111,675

Basic earnings per share	$0.01	$(0.01)	$0.02	$(0.06)
Dilutive earnings per share	$0.01	$(0.01)	$0.02	$(0.06)

Diluted earnings per share reflects the potential reduction in earnings per share that could occur if options or other contracts to issue common stock were exercised or converted into common stock. Options and restricted shares to purchase shares of common stock were included in the three and nine months ended September 30, 2011 but not included in the computation of diluted loss per share for the three and nine months ended September 30, 2010 as the Company incurred losses during those periods. The number of outstanding options and unvested restricted stock excluded for the three and nine months ended September 30, 2010 were 21,765 and 2,582, respectively.